United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended  December 31, 2009.

Institutional Investment Manager Filing this Report:

Name:		Evermay Wealth Management LLC
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		Damon A. White
Title:		Managing Director
Phone:		202-293-9113

Signature, Place and Date of Signing:

Damon A. White	Washington, DC   	2/2/10


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     1574 34031.0000SH      SOLE               34031.0000
AT&T                           COM              00206R102     1049 37415.0000SH      SOLE               37415.0000
Air Products & Chemicals       COM              009158106      696 8590.0000SH       SOLE                8590.0000
Apple Inc                      COM              037833100     2854 13541.0000SH      SOLE               13541.0000
Baxter Int'l                   COM              071813109      901 15350.0000SH      SOLE               15350.0000
CVS Caremark                   COM              126650100      537 16675.0000SH      SOLE               16675.0000
ChevronTexaco                  COM              166764100      897 11654.0000SH      SOLE               11654.0000
Cisco Systems                  COM              17275R102     1041 43482.0000SH      SOLE               43482.0000
Colgate-Palmolive              COM              194162103     1104 13440.0000SH      SOLE               13440.0000
ConocoPhillips                 COM              20825C104      993 19435.0000SH      SOLE               19435.0000
Corporate Office Properties Tr COM              22002T108     1853 50590.0000SH      SOLE               50590.0000
Covance                        COM              222816100     1462 26790.0000SH      SOLE               26790.0000
Danaher                        COM              235851102     2883 38344.0000SH      SOLE               38344.0000
Devon Energy                   COM              25179M103      656 8930.0000SH       SOLE                8930.0000
Emerson Electric               COM              291011104      384 9020.0000SH       SOLE                9020.0000
Exxon Mobil                    COM              30231G102     3262 47830.0000SH      SOLE               47830.0000
FMC Technologies               COM              30249U101     1920 33195.0000SH      SOLE               33195.0000
FPL Group                      COM              302571104     1679 31790.0000SH      SOLE               31790.0000
General Electric               COM              369604103      539 35592.0000SH      SOLE               35592.0000
Google Class A                 COM              38259P508     2009 3241.0000SH       SOLE                3241.0000
Hansen Natural Corp            COM              411310105     1473 38370.0000SH      SOLE               38370.0000
Hewlett-Packard                COM              428236103     3605 69995.0000SH      SOLE               69995.0000
IBM                            COM              459200101      452 3455.0000SH       SOLE                3455.0000
J.P. Morgan Chase              COM              46625H100      950 22795.0000SH      SOLE               22795.0000
Johnson & Johnson              COM              478160104     1026 15923.0000SH      SOLE               15923.0000
LabCorp                        COM              50540R409     2795 37347.0000SH      SOLE               37347.0000
McDonald's                     COM              580135101     3627 58091.0000SH      SOLE               58091.0000
Microsoft                      COM              594918104      888 29150.0000SH      SOLE               29150.0000
Monsanto                       COM              61166W101     1013 12390.0000SH      SOLE               12390.0000
Oracle                         COM              68389X105     1006 41004.0000SH      SOLE               41004.0000
PepsiCo                        COM              713448108     2247 36960.0000SH      SOLE               36960.0000
Perrigo Inc                    COM              714290103     2016 50620.0000SH      SOLE               50620.0000
Precision Castparts            COM              740189105     2568 23274.0000SH      SOLE               23274.0000
Procter & Gamble               COM              742718109     1118 18434.0000SH      SOLE               18434.0000
Quality Systems Inc            COM              747582104     1995 31760.0000SH      SOLE               31760.0000
Research In Motion             COM              760975102      975 14435.0000SH      SOLE               14435.0000
Schlumberger                   COM              806857108      261 4014.0000SH       SOLE                4014.0000
Sigma Aldrich                  COM              826552101     1721 34045.0000SH      SOLE               34045.0000
T. Rowe Price Group            COM              74144T108     2297 43144.0000SH      SOLE               43144.0000
TJX Companies                  COM              872540109      677 18535.0000SH      SOLE               18535.0000
Teva Pharmaceutical Industries COM              881624209     2127 37860.0000SH      SOLE               37860.0000
Tower Group Inc                COM              891777104     1926 82275.0000SH      SOLE               82275.0000
United Technologies            COM              913017109     1152 16590.0000SH      SOLE               16590.0000
Visa                           COM              92826C839     3050 34875.0000SH      SOLE               34875.0000
Walgreen                       COM              931422109     1477 40220.0000SH      SOLE               40220.0000
Washington REIT                COM              939653101     1520 55161.0000SH      SOLE               55161.0000
XTO Energy                     COM              98385X106     2819 60592.0000SH      SOLE               60592.0000
American Fds Growth Fund Cl F-                  399874403      234 8620.0340SH       SOLE                8620.0340
I-Shares S&P Midcap 400 Index                   464287507     4441 61337.0000SH      SOLE               61337.0000
S&P Depositary Receipts                         78462F103     8632 77455.0000SH      SOLE               77455.0000
Schwab S&P 500 Select Fund                      808509855      670 38636.1700SH      SOLE               38636.1700